REDEEMABLE NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2020
REDEEMABLE NONCONTROLLING INTERESTS
Schedule of redeemable noncontrolling interests

	2019	2020	2020
	RUB	RUB	$
RNCI related to DRs acquired by senior employees	3,681	215	2.9
RNCI related to options to acquire DRs	10,565	2,455	33.3
RNCI recognized in connection with the business combinations (Note 3)	—	497	6.7
Total redeemable noncontrolling interests	14,246	3,167	42.9

Schedule of changes in the redeemable noncontrolling interests

The changes in the redeemable noncontrolling interests were as follows:

	2019	2020	2020
	RUB	RUB	$
Balance at the beginning of period	13,035	14,246	192.8
Change in redemption value	1,337	569	7.7
Additional recognition	956	490	6.6
Purchase of redeemable noncontrolling interests	(747)	(9,793)	(132.6)
Acquisition of redeemable noncontrolling interests	—	493	6.7
Exchange of noncontrolling interests	—	(2,889)	(39.1)
Net loss attributable to redeemable noncontrolling interests	(99)	—	—
Other	(218)	—	—
Foreign currency translation adjustment	(18)	51	0.8
Balance at the end of period	14,246	3,167	42.9